Equity - Summary of Hybrid Securities (Details) $ in Thousands, ₩ in Millions		12 Months Ended
	May 02, 2024 KRW (₩)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Jan. 01, 2023 KRW (₩)	[1]
Hybrid Securities [line Items]
Hybrid securities		₩ 5,082,578	$ 3,439,147	₩ 5,032,803	[1]	₩ 4,434,251
Description Of Detailed Information About Hybrid Securities Explanatory [Text Block]		The above hybrid securities are early redeemable by the Group after 5 or 7 or 10 years from the issuance date
Hybrid Instrument
Hybrid Securities [line Items]
Hybrid securities		₩ 5,082,578		5,032,803
The 1-1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date		May 02, 2019
Maturity		Perpetual bond
Interest Rate		0.00%	0.00%
Hybrid securities		₩ 0		349,309
The 1-2nd Hybrid securities
Hybrid Securities [line Items]
Issuance date		May 02, 2019
Maturity		Perpetual bond
Interest Rate		3.44%	3.44%
Hybrid securities		₩ 49,896		49,896
The 2-1st Hybrid securities
Hybrid Securities [line Items]
Issuance date		May 08, 2020
Maturity		Perpetual bond
Interest Rate		3.30%	3.30%
Hybrid securities		₩ 324,099		324,099
The 2-2nd Hybrid securities
Hybrid Securities [line Items]
Issuance date		May 08, 2020
Maturity		Perpetual bond
Interest Rate		3.43%	3.43%
Hybrid securities		₩ 74,812		74,812
The 3-1st Hybrid securities
Hybrid Securities [line Items]
Issuance date		Jul. 14, 2020
Maturity		Perpetual bond
Interest Rate		3.17%	3.17%
Hybrid securities		₩ 369,099		369,099
The 3-2nd Hybrid securities
Hybrid Securities [line Items]
Issuance date		Jul. 14, 2020
Maturity		Perpetual bond
Interest Rate		3.38%	3.38%
Hybrid securities		₩ 29,922		29,922
The 4-1st Hybrid securities
Hybrid Securities [line Items]
Issuance date		Oct. 20, 2020
Maturity		Perpetual bond
Interest Rate		3.00%	3.00%
Hybrid securities		₩ 433,996		433,996
The 4-2nd Hybrid securities
Hybrid Securities [line Items]
Issuance date		Oct. 20, 2020
Maturity		Perpetual bond
Interest Rate		3.28%	3.28%
Hybrid securities		₩ 64,855		64,855
The 5-1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date		Feb. 19, 2021
Maturity		Perpetual bond
Interest Rate		2.67%	2.67%
Hybrid securities		₩ 419,071		419,071
The 5-2nd Hybrid Securities
Hybrid Securities [line Items]
Issuance date		Feb. 19, 2021
Maturity		Perpetual bond
Interest Rate		2.87%	2.87%
Hybrid securities		₩ 59,862		59,862
The 5-3rd Hybrid Securities
Hybrid Securities [line Items]
Issuance date		Feb. 19, 2021
Maturity		Perpetual bond
Interest Rate		3.28%	3.28%
Hybrid securities		₩ 119,727		119,727
The 6 -1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date		May 28, 2021
Maturity		Perpetual bond
Interest Rate		3.20%	3.20%
Hybrid securities		₩ 165,563		165,563
The 6-2nd Hybrid Securities
Hybrid Securities [line Items]
Issuance date		May 28, 2021
Maturity		Perpetual bond
Interest Rate		3.60%	3.60%
Hybrid securities		₩ 109,708		109,708
The 7-1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date		Oct. 08, 2021
Maturity		Perpetual bond
Interest Rate		3.57%	3.57%
Hybrid securities		₩ 208,468		208,468
The 7-2nd Hybrid Securities
Hybrid Securities [line Items]
Issuance date		Oct. 08, 2021
Maturity		Perpetual bond
Interest Rate		3.80%	3.80%
Hybrid securities		₩ 59,834		59,834
The 8-1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date		Feb. 16, 2022
Maturity		Perpetual bond
Interest Rate		4.00%	4.00%
Hybrid securities		₩ 442,970		442,970
The 8-2nd Hybrid Securities
Hybrid Securities [line Items]
Issuance date		Feb. 16, 2022
Maturity		Perpetual bond
Interest Rate		4.30%	4.30%
Hybrid securities		₩ 155,626		155,626
The 9-1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date		May 12, 2022
Maturity		Perpetual bond
Interest Rate		4.68%	4.68%
Hybrid securities		₩ 478,829		478,829
The 9-2nd Hybrid Securities
Hybrid Securities [line Items]
Issuance date		May 12, 2022
Maturity		Perpetual bond
Interest Rate		4.97%	4.97%
Hybrid securities		₩ 19,906		19,906
The 10-1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date		Aug. 26, 2022
Maturity		Perpetual bond
Interest Rate		4.90%	4.90%
Hybrid securities		₩ 407,936		407,936
The 10-2nd Hybrid Securities
Hybrid Securities [line Items]
Issuance date		Aug. 26, 2022
Maturity		Perpetual bond
Interest Rate		5.15%	5.15%
Hybrid securities		₩ 70,819		70,819
The 10-3rd Hybrid Securities
Hybrid Securities [line Items]
Issuance date		Aug. 26, 2022
Maturity		Perpetual bond
Interest Rate		5.30%	5.30%
Hybrid securities		₩ 19,944		19,944
The 11-1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date		Feb. 03, 2023
Maturity		Perpetual bond
Interest Rate		4.90%	4.90%
Hybrid securities		₩ 548,681		548,681
The 11-2nd Hybrid Securities
Hybrid Securities [line Items]
Issuance date		Feb. 03, 2023
Maturity		Perpetual bond
Interest Rate		5.03%	5.03%
Hybrid securities		₩ 49,871		49,871
The Twelve Hybrid Securities [Member]
Hybrid Securities [line Items]
Issuance date		Feb. 28, 2024
Maturity		Perpetual bond
Interest Rate		4.39%	4.39%
Hybrid securities		₩ 399,084		₩ 0
The11st Hybrid Securities [Member]
Hybrid Securities [line Items]
Increase decrease through exercise of options, equity	₩ 350,000

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.